Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2014	$ 3,004		$ 9,666	$ (172)	$ (6,490)
Balance, shares at Dec. 31, 2014		2,085,962
Issuance of ordinary shares	13,959		13,959
Issuance of ordinary shares, shares		6,225,139
Issuance of restricted share awards, shares		382,524
Share-based compensation expense	112		112
Foreign exchange translation adjustment	(541)			(541)
Reclassification of tranche obligation liability to additional paid-in capital	8,216		8,216
Net loss	(13,648)				(13,648)
Balance at Dec. 31, 2015	11,102		31,953	(713)	(20,138)
Balance, shares at Dec. 31, 2015		8,693,625
Issuance of ordinary shares	11,317		11,317
Issuance of ordinary shares, shares		3,335,911
Issuance of restricted share awards, shares		515,778
Share-based compensation expense	208		208
Foreign exchange translation adjustment	(1,385)			(1,385)
Net loss	(12,198)				(12,198)
Balance at Dec. 31, 2016	9,044		43,478	(2,098)	(32,336)
Balance, shares at Dec. 31, 2016		12,545,314
Issuance of ordinary shares	141,093	$ 1	141,092
Issuance of ordinary shares, shares		15,898,420
Issuance of restricted share awards, shares		460,980
Share-based compensation expense	1,373		1,373
Foreign exchange translation adjustment	3,988			3,988
Net loss	(29,686)				(29,686)
Balance at Dec. 31, 2017	$ 125,812	$ 1	$ 185,943	$ 1,890	$ (62,022)
Balance, shares at Dec. 31, 2017		28,904,714